Dreyfus Treasury & Agency Cash Management

Incorporated herein by reference is a supplement to the Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 31, 2019 (SEC Accession No. 0001167368-19-000023).